Premises and Equipment (Details 1) $ in Thousands	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Abstract]
2019	$ 451
2020	396
2021	375
2022	307
2023	241
Thereafter	1,385
Total	$ 3,155